EQUITY INCENTIVE PLANS - Disclosure of Outstanding and changes of Deferred Share Units (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Incentive Plans [Abstract]
Number of shares issuable, DECEMBER 31, 2019 and 2020	167,000	0
DSUs Granted	138,400	167,000
Number of shares issuable,DECEMBER 31, 2021	305,400	167,000